PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173

713.626.1919
www.invesco.com
December 20, 2012
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AIM Counselor Series Trust (Invesco Counselor Series Trust) CIK No. 0001112996
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Fund”) that the Prospectuses and Statements of Additional Information relating to the Class A, Class B, Class C, Class R, Class R5, Class R6, Class Y, Investor Class and Institutional Class shares, as applicable, of all series portfolios of the Fund that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 53 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 53 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on December 19, 2012.
Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (630) 684-6724.
Very truly yours,
/s/ Elisa Mitchell
Elisa Mitchell
Counsel